Investments (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Schedule of Investments [Line Items]
Investments in equity investees	¥ 45,216,118	$ 6,576,412	¥ 48,243,558	$ 6,576,412
Shanghai Institute of Visual Art of Fudan University ("SIVA")
Schedule of Investments [Line Items]
Cost method investments	10,000,000	1,454,440	10,000,000
T3 Entertainment Co., Ltd.
Schedule of Investments [Line Items]
Cost method investments	24,892,921	3,620,525	24,892,921
Smartposting Co, Ltd.
Schedule of Investments [Line Items]
Cost method investments	2,809,808	408,670	3,854,118
Shanghai Big Data Cultures Media Co
Schedule of Investments [Line Items]
Equity method investments	6,146,104	893,914	¥ 9,496,519
Maxline Holdings Limited Maxline
Schedule of Investments [Line Items]
Equity method investments	¥ 1,367,285	$ 198,863